Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Prepaid Expenses And Other Current Assets [Abstract]
Inventory	$ 23	$ 33
Prepaid expenses	130	165
Current tax receivables	72	69
Deferred commissions	117	110
Other current assets	204	49
Prepaid expenses and other current assets	$ 546	$ 426